                             The Legends Fund, Inc.


                               Semi-Annual Report

                                December 31, 1999


                                    Contents


President's Letter............................................................ 1
Financial Statements, Financial Highlights, and Schedules of
    Investments:
       Harris Bretall Sullivan & Smith Equity Growth Portfolio................ 2
       Scudder Kemper Value Portfolio......................................... 6
       Zweig Asset Allocation Portfolio.......................................11
       Zweig Equity (Small Cap) Portfolio.....................................17
Notes to Financial Statements.................................................23










THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER THE FUND NOR ARM SECURITIES CORPORATION, THE PRINCIPAL UNDERWRITER FOR FUND SHARES, IS A BANK AND FUND SHARES ARE NOT BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FEDERAL DEPOSITORY INSURANCE CORPORATION.

We are pleased to present the 1999 Semi-Annual Report for The Legends Fund, Inc. (the "Fund"). Thanks to all of our current investors and we extend a special welcome to all new investors who have joined us during the period.

Total returns for each of the Fund's portfolios for the six months and year ended December 31, 1999, respectively, are listed below:

                        PORTFOLIO                             SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                              DECEMBER 31, 1999               1999
---------------------------------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth                        17.16%                  35.51%
Scudder Kemper Value                                                (19.90%)                (12.14%)
Zweig Asset Allocation                                                0.24%                   5.68%
Zweig Equity (Small Cap)                                             (1.45%)                 (2.57%)

Included in this Semi-Annual Report is detailed information of the investment holdings of each portfolio as of December 31, 1999, as well as other financial information.

The investment disciplines available within the Fund span a broad spectrum, providing you with the choices and flexibility to plan for the long-term. The Fund exists for the sole purpose of helping to provide you with valuable tools for meeting your investment objectives.

If you have any questions or comments, please feel free to contact us at your convenience.

Sincerely,
/s/ Edward J. Haines

Edward J. Haines
President
The Legends Fund, Inc.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                       Statement of Assets and Liabilities

                          December 31, 1999 (Unaudited)

 ASSETS
     Investments in securities, at value (cost $28,276,886)--See accompanying schedule               $ 54,202,397
     Cash                                                                                                  30,461
     Dividends and interest receivable                                                                      8,939
     Receivable for capital shares sold                                                                    25,247
                                                                                                   -------------------
         Total assets                                                                                  54,267,044

 LIABILITIES
     Accounts payable and accrued expenses                                                                 65,524
                                                                                                   -------------------

 NET ASSETS                                                                                          $ 54,201,520
                                                                                                   -------------------
                                                                                                   -------------------

 Net Assets consist of:
     Paid-in capital                                                                                   20,847,664
     Accumulated undistributed net realized gain on investments                                         7,428,345
     Net unrealized appreciation on investments                                                        25,925,511
                                                                                                   -------------------

 NET ASSETS, for 1,818,148 shares outstanding                                                        $ 54,201,520
                                                                                                   -------------------
                                                                                                   -------------------

 NET ASSET VALUE, offering and redemption price per share                                            $      29.81
                                                                                                   -------------------
                                                                                                   -------------------

                             Statement of Operations

                 Six Months Ended December 31, 1999 (Unaudited)

INVESTMENT INCOME
    Dividends                                                                                          $   143,513
    Interest                                                                                                15,908
                                                                                                    -------------------
        Total investment income                                                                            159,421

EXPENSES
    Investment advisory and management fees                                                                167,790
    Custody and accounting fees                                                                             69,697
    Professional fees                                                                                        5,940
    Directors' fees and expenses                                                                             3,448
    Other expenses                                                                                           4,989
                                                                                                    -------------------
        Total expenses                                                                                     251,864
                                                                                                    -------------------
Net investment loss                                                                                        (92,443)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investments                                                                     7,660,186
    Net unrealized appreciation during the period on investments                                            14,772
                                                                                                    -------------------
Net realized and unrealized gain on investments                                                          7,674,958
                                                                                                    -------------------

Net increase in net assets resulting from operations                                                   $ 7,582,515
                                                                                                    -------------------
                                                                                                    -------------------

SEE ACCOMPANYING NOTES.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                       Statements of Changes in Net Assets

                                                                                    SIX MONTHS
                                                                                       ENDED
                                                                                    DECEMBER 31,
                                                                                       1999            YEAR ENDED
                                                                                    (UNAUDITED)       JUNE 30, 1999
                                                                                ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment loss                                                             $   (92,443)       $  (126,103)
    Net realized gain on investments                                                  7,660,186           1,150,781
    Net unrealized appreciation during the period on investments                         14,772          12,820,070
                                                                                ---------------------------------------
        Net increase in net assets resulting from operations                          7,582,515          13,844,748

Distributions to shareholders from:
    Net investment income                                                                     -                   -
    Net realized gain                                                                (1,073,245)         (4,108,321)
                                                                                ---------------------------------------
        Total distributions to shareholders                                          (1,073,245)         (4,108,321)

Capital share transactions:
    Proceeds from sales of shares                                                     6,886,607          13,015,410
    Proceeds from reinvested distributions                                            1,073,245           4,108,321
    Cost of shares redeemed                                                         (15,695,971)         (9,093,677)
                                                                                ---------------------------------------
        Net increase (decrease) in net assets resulting from share transactions      (7,736,119)          8,030,054
                                                                                ---------------------------------------

Total increase (decrease) in net assets                                              (1,226,849)         17,766,481

NET ASSETS
Beginning of period                                                                  55,428,369          37,661,888
                                                                                ---------------------------------------

End of period                                                                      $ 54,201,520        $ 55,428,369
                                                                                ---------------------------------------
                                                                                ---------------------------------------

OTHER INFORMATION
Shares:
    Sold                                                                                263,507             575,275
    Issued through reinvestment of distributions                                         44,729             180,671
    Redeemed                                                                           (622,324)           (407,703)
                                                                                ---------------------------------------
        Net increase (decrease)                                                        (314,088)            348,243
                                                                                ---------------------------------------
                                                                                ---------------------------------------

  SEE ACCOMPANYING NOTES.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                              Financial Highlights

                                            SIX MONTHS
                                              ENDED
                                           DECEMBER 31,
                                               1999                                YEAR ENDED JUNE 30,
                                                            -------------------------------------------------------------------
                                            (UNAUDITED)        1999          1998         1997          1996          1995
                                       ----------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
    of period                          $  26.00          $  21.11       $  17.53       $  14.49       $  12.85       $   9.36
Income from investment operations:
    Net investment income (loss)          (0.05)            (0.06)             -(a)        0.02              -(a)        0.01
    Net realized and unrealized
       gain on investments                 4.39              7.17           4.90           4.13           1.74           3.48
                                         --------------------------------------------------------------------------------------
    Total from investment
        operations                         4.34              7.11           4.90           4.15           1.74           3.49

Less distributions:
    From net investment income                -                 -          (0.02)             -(a)       (0.01)             -
    From net realized gain                (0.53)            (2.22)         (1.30)         (1.11)         (0.09)             -
                                         --------------------------------------------------------------------------------------
    Total distributions                   (0.53)            (2.22)         (1.32)         (1.11)         (0.10)             -
                                         --------------------------------------------------------------------------------------

Net asset value, end of period         $  29.81          $  26.00       $  21.11       $  17.53       $  14.49       $  12.85
                                         --------------------------------------------------------------------------------------
                                         --------------------------------------------------------------------------------------

TOTAL RETURN                              17.16%(B)         35.19%         29.11%         30.23%         13.59%         37.29%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
    (in thousands)                     $ 54,202          $ 55,428       $ 37,662       $ 28,815       $ 23,810       $ 16,393
Ratio of expenses to average
    net assets                             0.98%(C)          0.96%          0.95%          1.03%          1.04%          1.05%

Ratio of net investment income
    (loss) to average net assets          (0.36%)(C)        (0.29%)        (0.01%)         0.14%          0.03%          0.13%

Portfolio turnover rate                      17%(B)            27%            57%            46%            58%            31%

(a)    Less than $0.01 per share.
(b)    Not annualized.
(c)    Annualized.

             Harris Bretall Sullivan & Smith Equity Growth Portfolio

                             Schedule of Investments

                          December 31, 1999 (Unaudited)

                                                          Number
COMMON STOCKS (96.4%)                                    of Shares       Value
                                                        ----------    -----------
BASIC CHEMICAL PLASTICS & SYNTHETICS (16.3%)
    Abbott Laboratories                                     26,000    $   944,125
    Bristol-Myers Squibb Company                            13,100        840,856
    Colgate-Palmolive Company                               20,000      1,300,000
    Genentech, Inc. (a)                                     11,000      1,479,500
    Pfizer, Inc.                                            32,000      1,038,000
    Schering-Plough                                         21,400        902,812
    The Proctor & Gamble Company                            10,600      1,161,362
    Warner-Lambert Company                                  14,500      1,188,094
                                                                      -----------
                                                                        8,854,749
BUSINESS SERVICES (15.4%)
    America Online, Inc. (a)                                17,200      1,297,525
    Microsoft Corporation (a)                               19,000      2,217,656
    Sun Microsystems, Inc. (a)                              21,800      1,687,456
    The Interpublic Group of Companies, Inc.                24,800      1,430,650
    Yahoo! Inc. (a)                                          4,000      1,730,875
                                                                      -----------
                                                                        8,364,162
COMMUNICATIONS (3.0%)
    MCI WorldCom, Inc. (a)                                  21,300      1,129,566
    SBC Communications, Inc.                                10,000        487,500
                                                                      -----------
                                                                        1,617,066
DEPOSITORY INSTITUTIONS (5.5%)
    Bank of America Corporation                             16,000        803,000
    Citigroup, Inc.                                         22,900      1,272,381
    Wells Fargo Company                                     21,600        873,450
                                                                      -----------
                                                                        2,948,831

ELECTRICAL & ELECTRONIC MACHINERY (9.9%)
    General Electric Company                                12,800      1,980,800
    Intel Corporation                                       15,600      1,283,587
    Lucent Technologies, Inc.                               14,200      1,062,338
    Texas Instruments, Inc.                                 10,900      1,055,938
                                                                      -----------
                                                                        5,382,663
FABRICATED METAL PRODUCTS (1.8%)
    Illinois Tool Works, Inc.                               14,400        972,900

GENERAL MERCHANDISE STORES (4.6%)
    Dayton Hudson Corporation                               15,500      1,138,281
    Wal-Mart Stores, Inc.                                   19,300      1,334,113
                                                                      -----------
                                                                        2,472,394
INDUSTRIAL MACHINERY & EQUIPMENT (12.7%)
    Applied Materials, Inc. (a)                             10,500      1,329,891
    Cisco Systems, Inc. (a)                                 18,700      2,002,653
    Dell Computer Corporation (a)                           21,100      1,075,441
    EMC Corporation (a)                                     14,300      1,562,275
    International Business Machines Corporation              8,500        918,000
                                                                      -----------
                                                                        6,888,260
INSTRUMENTS & RELATED PRODUCTS (2.4%)
    JDS Uniphase Corporation (a)                             8,000      1,290,500

                                                          Number
COMMON STOCKS (CONTINUED)                                of Shares       Value
                                                        ----------    -----------
INSURANCE CARRIERS (2.4%)
    American International Group, Inc.                      11,483    $ 1,241,599

PRINTING & PUBLISHING (2.0%)
    Time Warner, Inc.                                       15,300      1,108,293

RETAIL-BUILDING MATERIAL HARDWARE (3.0%)
    The Home Depot, Inc.                                    24,000      1,645,500

RETAIL - MISCELLANEOUS (4.7%)
    Costco Wholesale Corporation (a)                        15,000      1,368,281
    Walgreen Company                                        41,000      1,199,250
                                                                      -----------
                                                                        2,567,531
SECURITY & COMMODITY BROKERS (7.9%)
    Morgan Stanley, Dean Witter ,
       Discover and Company                                 11,200      1,598,800
    The Charles Schwab Corporation                          28,400      1,089,850
    The Goldman Sachs Group, Inc.                           17,000      1,601,188
                                                                      -----------
                                                                        4,289,838
WATER TRANSPORTATION (1.9%)
    Carnival Corporation                                    22,000      1,051,875

WHOLESALE TRADE-DURABLE GOODS (1.6%)
    Johnson & Johnson                                        9,500        884,688

WHOLESALE TRADE-NONDURABLE GOODS (1.3%)
    Safeway, Inc. (a)                                       19,600        697,025
                                                                      -----------

TOTAL COMMON STOCKS (Cost $26,352,363)                                 52,277,874

                                                         Principal
SHORT-TERM SECURITIES (3.6%)                              Amount
                                                        ----------
  REPURCHASE AGREEMENT (3.6%)
  State Street Bank, 2.50%, due 1/3/2000
  (Dated 12/31/1999, collateralized by
  U.S. Treasury Note, 7.25%, due
  8/15/2022, value $1,964,738)                          $1,924,523      1,924,523
                                                                      -----------

TOTAL SHORT -TERM SECURITIES (Cost $1,924,523)                          1,924,523
                                                                      -----------

TOTAL INVESTMENTS (100.0%) (Cost $28,276,886)                         $54,202,397
                                                                      -----------
                                                                      -----------

(a) Non-income producing.
OTHER INFORMATION:
       Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 1999, aggregated $8,411,950 and $17,908,329, respectively. At December 31, 1999, net unrealized appreciation for tax purposes aggregated $25,925,511, of which $26,157,682 related to appreciated investments and $232,171 related to depreciated investments. The aggregate cost of securities is the same for book and tax purposes.
SEE ACCOMPANYING NOTES.

                         Scudder Kemper Value Portfolio

                       Statement of Assets and Liabilities

                          December 31, 1999 (Unaudited)

ASSETS
   Investment in securities, at value (cost $31,380,883)--See accompanying schedule                    $ 28,323,473
    Cash                                                                                                     38,223
    Dividends and interest receivable                                                                        60,509
    Receivable for capital shares sold                                                                        8,330
                                                                                                    --------------------
        Total assets                                                                                     28,430,535

LIABILITIES
    Accounts payable and accrued expenses                                                                    44,682
    Redemptions payable                                                                                       5,849
                                                                                                    --------------------
        Total liabilities                                                                                    50,531
                                                                                                    --------------------

NET ASSETS                                                                                             $ 28,380,004
                                                                                                    --------------------
                                                                                                    --------------------
Net Assets consist of:
    Paid-in capital                                                                                      29,229,841
    Undistributed net investment income                                                                     354,678
    Accumulated undistributed net realized gain on investments                                            1,852,895
    Net unrealized depreciation on investments                                                           (3,057,410)
                                                                                                    --------------------

NET ASSETS, for 1,931,155 shares outstanding                                                           $ 28,380,004
                                                                                                    --------------------
                                                                                                    --------------------

NET ASSET VALUE, offering and redemption price per share                                               $      14.70
                                                                                                    --------------------
                                                                                                    --------------------


                             Statement of Operations

                 Six Months Ended December 31, 1999 (Unaudited)

INVESTMENT INCOME
    Dividends (net of foreign tax withheld of $2,158)                                                 $     535,319
    Interest                                                                                                 22,300
                                                                                                    --------------------
        Total investment income                                                                             557,619

EXPENSES
    Investment advisory and management fees                                                                 133,189
    Custody and accounting fees                                                                              55,325
    Professional fees                                                                                         5,662
    Directors' fees and expenses                                                                              3,448
    Other expenses                                                                                            5,317
                                                                                                    --------------------
        Total expenses                                                                                      202,941
                                                                                                    --------------------
Net investment income                                                                                       354,678

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments                                                                      1,852,895
    Net unrealized depreciation during the period on investments                                        (11,482,660)
                                                                                                    --------------------
Net realized and unrealized loss on investments                                                          (9,629,765)
                                                                                                    --------------------

Net decrease in net assets resulting from operations                                                   $ (9,275,087)
                                                                                                    --------------------
                                                                                                    --------------------

SEE ACCOMPANYING NOTES.

                         Scudder Kemper Value Portfolio

                       Statements of Changes in Net Assets

                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                      DECEMBER 31,
                                                                                         1999            YEAR ENDED
                                                                                      (UNAUDITED)       JUNE 30, 1999
                                                                                ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                                                               $   354,678      $    723,270
    Net realized gain on investments                                                      1,852,895         6,626,918
    Net unrealized appreciation (depreciation) during the period on investments        (11,482,660)           407,796
                                                                                ---------------------------------------
        Net increase (decrease) in net assets resulting from operations                 (9,275,087)         7,757,984

Distributions to shareholders from:
    Net investment income                                                                  (723,270)         (591,315)
    Net realized gain                                                                    (6,626,918)       (4,706,677)
                                                                                ---------------------------------------
        Total distributions to shareholders                                              (7,350,188)       (5,297,992)

Capital share transactions:
    Proceeds from sales of shares                                                         2,509,652        13,300,551
    Proceeds from reinvested distributions                                                7,350,188         5,297,991
    Cost of shares redeemed                                                             (15,023,966)      (17,325,011)
                                                                                ---------------------------------------
        Net increase (decrease) in net assets resulting from share transactions          (5,164,126)        1,273,531
                                                                                ---------------------------------------

Total increase (decrease) in net assets                                                 (21,789,401)        3,733,523

NET ASSETS
Beginning of period                                                                      50,169,405        46,435,882
                                                                                ---------------------------------------

End of period (including undistributed net investment income of $354,678
    and $723,270, respectively)                                                        $ 28,380,004      $ 50,169,405
                                                                                ---------------------------------------
                                                                                ---------------------------------------

OTHER INFORMATION
Shares:
    Sold                                                                                    129,183           641,261
    Issued through reinvestment of distributions                                            442,031           264,302
    Redeemed                                                                               (914,779)         (840,192)
                                                                                ---------------------------------------
        Net increase (decrease)                                                            (343,565)           65,371
                                                                                ---------------------------------------
                                                                                ---------------------------------------

SEE ACCOMPANYING NOTES.

                         Scudder Kemper Value Portfolio

                              Financial Highlights


                                            SIX MONTHS
                                              ENDED
                                            DECEMBER 31,                          YEAR ENDED JUNE 30,
                                               1999       ---------------------------------------------------------------------
                                            (UNAUDITED)        1999          1998          1997          1996          1995
                                         --------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
    of period                                $ 22.06         $ 21.02      $  20.63      $  16.17      $  12.59       $ 10.66
Income from investment operations:
    Net investment income                       0.20            0.33          0.26          0.26          0.18          0.26
    Net realized and unrealized
       gain (loss) on investments              (4.20)           3.22          4.08          5.04          3.70          1.85
                                         --------------------------------------------------------------------------------------
    Total from investment
        operations                             (4.00)           3.55          4.34          5.30          3.88          2.11

Less distributions:
    From net investment income                 (0.33)          (0.28)        (0.26)        (0.19)        (0.19)        (0.14)
    From net realized gain                     (3.03)          (2.23)        (3.69)        (0.65)        (0.11)        (0.04)
                                         --------------------------------------------------------------------------------------
    Total distributions                        (3.36)          (2.51)        (3.95)        (0.84)        (0.30)        (0.18)
                                         --------------------------------------------------------------------------------------

Net asset value, end of period               $ 14.70         $ 22.06      $  21.02      $  20.63      $  16.17       $ 12.59
                                         --------------------------------------------------------------------------------------
                                         --------------------------------------------------------------------------------------

TOTAL RETURN                                  (19.90%)(a)      18.09%        23.36%        33.78%        31.22%        19.98%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
    (in thousands)                           $28,380         $50,169      $ 46,436      $ 30,930      $ 19,705       $10,877
Ratio of expenses to average
    net assets                                  1.00%(b)        0.96%         0.94%         1.05%         1.06%         1.13%
Ratio of expenses to average net
    assets before voluntary
    expense reimbursement                       1.00%(b)        0.96%         0.94%         1.05%         1.07%         1.13%
Ratio of net investment income
    to average net assets                       1.73%(b)        1.56%         1.58%         1.62%         1.65%         1.98%
Ratio of net investment income
    to average net assets before
    voluntary expense
    reimbursement                               1.73%(b)        1.56%         1.58%         1.62%         1.64%         1.98%
Portfolio turnover rate                           23%(a)          50%           57%           88%           18%           29%

(a)    Not annualized.
(b)    Annualized.

                         Scudder Kemper Value Portfolio

                             Schedule of Investments

                          December 31, 1999 (Unaudited)

                                                          Number
COMMON STOCKS (99.2%)                                    of Shares       Value
                                                        ----------    ----------
APPAREL & OTHER FINISHED PRODUCTS (2.7%)
      VF Corporation                                        25,800    $  774,000

BASIC CHEMICAL PLASTICS & SYNTHETICS (8.9%)
      Air Products and Chemicals, Inc.                      26,300       882,694
      Abbott Laboratories                                   22,200       806,137
      American Home Products Corporation                     7,500       295,781
      International Flavors & Fragrances, Inc.               8,900       335,975
      Praxair, Inc.                                          3,700       186,156
                                                                      ----------
                                                                       2,506,743
BUSINESS SERVICES (2.4%)
      Equifax, Inc.                                         29,000       683,312

DEPOSITORY INSTITUTIONS (15.0%)
      Bank of America Corporation                           18,616       934,291
      First Union Corporation                               26,900       882,656
      KeyCorp                                               30,500       674,812
      PNC Bank Corporation                                  15,010       667,945
      Washington Mutual, Inc.                               25,388       660,088
      Wells Fargo Company                                   10,500       424,594
                                                                      ----------
                                                                       4,244,386
ELECTRICAL & ELECTRONIC MACHINERY (3.1%)
      Emerson Electric Company                              11,000       631,125
      Thomas & Betts Corporation                             7,700       245,438
                                                                      ----------
                                                                         876,563
FOOD AND KINDRED PRODUCTS (5.8%)
      Campbell Soup Company                                  9,500       367,531
      H.J. Heinz Company                                     8,400       334,425
      Hershey Foods Corporation                              7,400       351,500
      Unilever N V                                          11,000       598,813
                                                                      ----------
                                                                       1,652,269
FORESTRY (1.3%)
      Georgia Pacific Timber Group                          15,200       374,300

FURNITURE AND FIXTURES (2.2%)
      Newell Rubbermaid, Inc.                               21,700       629,300

GENERAL MERCHANDISE STORES (6.5%)
      J. C. Penney Company, Inc.                            20,300       404,731
      May Department Stores Company                         24,000       774,000
      Sears, Roebuck and Company                            21,300       648,319
                                                                      ----------
                                                                       1,827,050
HEALTHCARE SERVICES (0.5%)
      Healthsouth Corporation (a)                           27,300       146,738


                                                           Number
COMMON STOCKS (CONTINUED)                                of Shares        Value
                                                        ----------     ----------
INDUSTRIAL MACHINERY & EQUIPMENT (8.5%)
      Diebold, Inc.                                       35,000      $  822,500
      Minnesota Mining and
        Manufacturing Co.                                  6,100         597,037
      Pitney Bowes, Inc.                                   7,500         362,344
      United Technologies Corporation                      9,800         637,000
                                                                      ----------
                                                                       2,418,881
INSTRUMENTS & RELATED PRODUCTS (3.6%)
      Becton Dickinson & Company                          13,700         366,475
      Raytheon Company                                    11,200         297,500
      Xerox Corporation                                   16,100         365,269
                                                                      ----------
                                                                       1,029,244
INSURANCE CARRIERS (7.5%)
      American General Corporation                        11,800         895,325
      The Allstate Corporation                            20,400         489,600
      The Chubb Corporation                               12,900         726,431
                                                                      ----------
                                                                       2,111,356
 LUMBER &WOOD PRODUCTS (2.3%)
      Louisiana-Pacific Corporation                       46,700         665,475

NONDEPOSITORY INSTITUTIONS (9.1%)
      Fannie Mae                                          20,600       1,286,213
      Freddie Mac                                         27,300       1,284,806
                                                                      ----------
                                                                       2,571,019
 PAPER & ALLIED PRODUCTS (3.3%)
      Sonoco Products Company                             40,700         925,925

PETROLEUM & COAL PRODUCTS (4.1%)
      BP Amoco PLC                                         6,456         382,921
      Exxon Mobil Corporation                              7,500         604,219
      Texaco, Inc.                                         3,300         179,231
                                                                      ----------
                                                                       1,166,371
RAILROAD TRANSPORTATION (2.6%)
      Burlington Northern Santa Fe Corp.                  17,900         434,075
      CSX Corporation                                      9,300         291,788
                                                                      ----------
                                                                         725,863
RETAIL-FOOD STORES (0.9%)
      Albertson's Inc.                                     7,500         241,875

TEXTILE MILL PRODUCTS (1.8%)
      Sara Lee Corporation                                22,500         496,406

TOBACCO MANUFACTURERS-CIGAR (3.7%)
      Philip Morris Companies, Inc.                       45,800       1,061,988

TRANSPORTATION EQUIPMENT (3.4%)
      Ford Motor Company                                  18,000         961,875
                                                                      -----------

     TOTAL COMMON STOCKS (COST $31,148,349)                           28,090,939

                         Scudder Kemper Value Portfolio

                                                   Principal
SHORT-TERM SECURITIES (0.8%)                          Amount           Value
                                                   ---------     -----------
REPURCHASE AGREEMENT (0.8%)
  State Street Bank, 2.50%, due 1/3/2000
    (Dated 12/31/1999, collateralized by
    U.S Treasury Note, 7.25%, due 8/15/2022,
    value $238,150)                                $ 232,534     $   232,534
                                                                 -----------
TOTAL SHORT-TERM SECURITIES (Cost $232,534)
                                                                     232,534
                                                                 -----------

TOTAL INVESTMENTS (100.0%) (Cost $ 31,380,883)                   $28,323,473
                                                                 -----------
                                                                 -----------

(a) Non-income producing.
OTHER INFORMATION:
       Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six months ended December 31, 1999, aggregated $8,866,455 and $17,290,431, respectively. At December 31, 1999, net unrealized depreciation for tax purposes aggregated $3,057,410 of which $2,544,690 related to appreciated investments and $5,602,100 related to depreciated investments. The aggregate cost of securities was the same for book and tax purposes.

SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                       Statement of Assets and Liabilities

                          December 31, 1999 (Unaudited)

ASSETS
    Investment in securities, at value (cost $17,200,688)--See accompanying schedule                  $ 18,392,181
    Cash                                                                                                    21,373
    Dividends and interest receivable                                                                       11,436
                                                                                                   --------------------
        Total assets                                                                                    18,424,990

LIABILITIES
    Accounts payable and accrued expenses                                                                   40,937
    Redemptions payable                                                                                        681
                                                                                                   --------------------
        Total liabilities                                                                                   41,618
                                                                                                   --------------------

NET ASSETS                                                                                            $ 18,383,372
                                                                                                   --------------------
                                                                                                   --------------------

Net Assets consist of:
    Paid-in capital                                                                                     16,266,284
    Undistributed net investment income                                                                    218,289
    Accumulated undistributed net realized gain on investments                                             707,306
    Net unrealized appreciation on investments                                                           1,191,493
                                                                                                   --------------------

NET ASSETS, for 1,740,026 shares outstanding                                                          $ 18,383,372
                                                                                                   --------------------
                                                                                                   --------------------

NET ASSET VALUE, offering and redemption price per share                                              $      10.56
                                                                                                   --------------------
                                                                                                   --------------------


                             Statement of Operations

                 Six Months Ended December 31, 1999 (Unaudited)

INVESTMENT INCOME
    Dividends                                                                                          $   105,582
    Interest                                                                                               270,060
                                                                                                    -------------------
        Total investment income                                                                            375,642

EXPENSES
    Investment advisory and management fees                                                                109,684
    Custody and accounting fees                                                                             32,905
    Professional fees                                                                                        4,947
    Directors' fees and expenses                                                                             3,448
    Other expenses                                                                                           6,369
                                                                                                    -------------------
        Total expenses                                                                                     157,353
                                                                                                    -------------------
Net investment income                                                                                      218,289

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
    Net realized gain on:
        Investments                                                                                        627,435
        Futures contracts                                                                                   91,268
                                                                                                    -------------------
           Net realized gain                                                                               718,703
    Net unrealized depreciation during the period on:
        Investment securities                                                                           (1,457,363)
        Futures contracts                                                                                  (11,396)
                                                                                                    -------------------
           Net unrealized depreciation during the period                                                (1,468,759)
                                                                                                    -------------------
    Net realized and unrealized loss on investments                                                       (750,056)
                                                                                                    -------------------
Net decrease in net assets resulting from operations                                                   $  (531,767)
                                                                                                    -------------------
                                                                                                    -------------------

  SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                       Statements of Changes in Net Assets


                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                      DECEMBER 31,
                                                                                         1999            YEAR ENDED
                                                                                      (UNAUDITED)       JUNE 30, 1999
                                                                                ---------------------------------------
 INCREASE (DECREASE) IN NET ASSETS
 Operations:
     Net investment income                                                          $    218,289       $    411,239
     Net realized gain on investments                                                    718,703          5,955,028
     Net unrealized depreciation during the period                                    (1,468,759)        (8,938,463)
                                                                                ---------------------------------------
         Net decrease in net assets resulting from operations                           (531,767)        (2,572,196)

 Distributions to shareholders from:
     Net investment income                                                              (411,239)          (365,323)
     Net realized gain                                                                (6,010,725)        (6,048,315)
                                                                                ---------------------------------------
         Total distributions to shareholders                                          (6,421,964)        (6,413,638)

 Capital share transactions:
     Proceeds from sales of shares                                                       542,897          1,260,662
     Proceeds from reinvested distributions                                            6,421,964          6,413,638
     Cost of shares redeemed                                                         (12,637,328)       (15,129,106)
                                                                                ---------------------------------------
         Net decrease in net assets resulting from share transactions                 (5,672,467)        (7,454,806)
                                                                                ---------------------------------------

 Total decrease in net assets                                                        (12,626,198)       (16,440,640)

 NET ASSETS
 Beginning of period                                                                  31,009,570         47,450,210
                                                                                ---------------------------------------

 End of period (including undistributed net investment income
     of $218,289 and $411,239, respectively)                                        $ 18,383,372       $ 31,009,570
                                                                                ---------------------------------------
                                                                                ---------------------------------------

 OTHER INFORMATION
 Shares:
     Sold                                                                                 46,249             84,700
     Issued through reinvestment of distributions                                        637,277            488,856
     Redeemed                                                                         (1,160,483)        (1,059,406)
                                                                                ---------------------------------------
         Net decrease                                                                   (476,957)          (485,850)
                                                                                ---------------------------------------
                                                                                ---------------------------------------


  SEE ACCOMPANYING NOTES.

                        Zweig Asset Allocation Portfolio

                              Financial Highlights

                                             SIX MONTHS
                                                ENDED
                                             DECEMBER 31,
                                                1999                                YEAR ENDED JUNE 30,
                                                            ---------------------------------------------------------------------
                                              (UNAUDITED)        1999          1998          1997          1996          1995
                                           --------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
    of period                                   $  13.99        $ 17.56      $  14.63       $  14.11      $  13.02        $ 11.44
Income (loss) from investment operations:
    Net investment income                           0.15           0.21          0.14           0.19          0.21           0.33
    Net realized and unrealized
       gain (loss) on investments                  (0.29)         (1.04)         2.97           2.20          1.21           1.33
                                           --------------------------------------------------------------------------------------
    Total from investment
        operations                                 (0.14)         (0.83)         3.11           2.39          1.42           1.66

Less distributions:
    From net investment income                     (0.21)         (0.16)        (0.18)         (0.22)        (0.33)         (0.08)
    From net realized gain                         (3.08)         (2.58)            -          (1.65)            -               -
                                           --------------------------------------------------------------------------------------
    Total distributions                            (3.29)         (2.74)        (0.18)         (1.87)        (0.33)         (0.08)
                                           --------------------------------------------------------------------------------------

Net asset value, end of period                  $  10.56        $ 13.99      $  17.56       $  14.63      $  14.11        $ 13.02
                                           --------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------------------

TOTAL RETURN                                        0.24%(a)      (3.73%)       21.38%         18.63%        11.06%         14.57%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
    (in thousands)                              $ 18,383        $ 1,010      $ 47,450       $ 42,848      $ 40,222        $36,736
Ratio of expenses to average
    net assets                                      1.29%(b)       1.23%         1.18%          1.28%         1.25%          1.20%
Ratio of net investment income
    to average net assets                           1.79%(b)       1.13%         0.80%          1.29%         1.55%          2.73%
Portfolio turnover rate                               75%(a)        109%           65%            89%          105%            45%

(a)    Not annualized.
(b)    Annualized.

                        Zweig Asset Allocation Portfolio

                             Schedule of Investments

                          December 31, 1999 (Unaudited)

                                                          Number
COMMON STOCKS (56.5%)                                    of Shares       Value
                                                        ----------     ----------
APPAREL & OTHER FINISHED PRODUCTS (0.2%)
     Tommy Hilfiger Corporation  (a)                           700     $   16,319
     Jones Apparel Group, Inc. (a)                             500         13,562
                                                                       ----------
                                                                           29,881
BASIC CHEMICAL PLASTICS & SYNTHETIC (0.7%)
    Biogen, Inc. (a)                                           100          8,447
    Chiron Corporation (a)                                     600         25,406
    Dow Chemical Company                                       200         26,725
    Occidental Petroleum Corporation                           600         12,975
    Schering-Plough Corporation                              1,200         50,625
    The Valspar Corporation                                    100          4,188
                                                                       ----------
                                                                          128,366
BUSINESS SERVICES (2.0%)
    Adobe Systems, Inc.                                      1,600        107,600
    American Management Systems, Inc. (a)                      300          9,384
    American Online, Inc. (a)                                1,000         75,438
    Compuware Corporation (a)                                  700         26,053
    DST Systems, Inc. (a)                                      300         22,894
    First Data Corporation                                     500         24,656
    Interpublic Group of Companies, Inc.                       700         40,381
    Microsoft Corporation (a)                                  100         11,672
    Sun Microsystems, Inc. (a)                                 400         30,962
    Tech Data Corporation (a)                                  900         24,441
                                                                       ----------
                                                                          373,481
COMMUNICATIONS (1.7%)
    BellSouth Corporation                                      800         37,450
    Telefonica SA (a)                                          510         40,194
    Telefonos de Mexico SA                                   2,100        236,250
                                                                       ----------
                                                                          313,894
DEPOSITORY INSTITUTIONS (2.4%)
    Astoria Financial Corporation                              600         18,319
    BB&T Corporation                                           300          8,213
    Banco Santander Central Hispano SA                       1,200         14,025
    Bank United Corporation                                    200          5,394
    Citigroup, Inc.                                          2,550        141,684
    Coast Federal (a)                                        1,000          1,516
    Firstar Corporation                                      1,300         27,463
    FleetBoston Financial Corporation                          636         22,141
    Golden State Bancorp, Inc. (a)                             500          8,625
    Golden State Bancorp, Inc. (a)                           5,500          4,984
    Golden West Financial Corporation                          600         20,100
    Greenpoint Financial Corporation                           200          4,763
    PNC Bank Corporation                                       600         26,700
    Providian Financial Corporation                            500         45,531
    The Chase Manhattan Corporation                            800         62,150
    SunTrust Banks, Inc.                                       300         20,644
    Synovus Financial Corporation                              700         13,913
                                                                       ----------
                                                                          446,165
EATING & DRINKING PLACES (0.7%)
    Brinker International, Inc. (a)                          2,300         55,200
    Darden Restaurants, Inc.                                 4,100         74,313
                                                                       ----------
                                                                          129,513
ELECTRIC GAS & SANITARY SERVICE (4.6%)
    Allegheny Energy, Inc.                                     500         13,469
    DTE Energy Company                                       3,000         94,125
    Dominion Resources, Inc.                                   100          3,925
    Edison International                                     4,100        107,369
    Florida Progress Corporation                             1,200         50,775
    GPU, Inc.                                                1,800         53,888
    OGE Energy Corporation                                     200          3,800
    PP&L Resources, Inc.                                       577         13,199
    Public Service Enterprise Group
      Corporation, Inc.                                      4,400        153,175


                                                           Number
COMMON STOCKS (CONTINUED)                                of Shares        Value
                                                        ----------     ----------
ELECTRIC GAS & SANITARY SERVICE (CONTINUED)
     Reliant Energy, Inc.                                      400     $    9,150
     Southern Co.                                            1,400         32,900
     Texas Utilities Company                                   500         17,781
     The AES Corporation (a)                                 1,000         74,750
     Unicom Corporation                                      5,600        187,600
     UtiliCorp United, Inc.                                  1,300         25,269
                                                                       ----------
                                                                          841,175
ELECTRICAL & ELECTRONIC MACHINERY (5.1%)
    Analog Devices, Inc. (a)                                   600         55,800
    Emerson Electric Company                                   400         22,950
    Koninklijke Philips Electronics NV                         400         54,000
    Lucent Technologies, Inc.                                1,000         74,812
    Motorola, Inc.                                             400         58,900
    Nokia Oyj-Sponsored ADR                                    600        114,000
    Nortel Networks Corporation                              1,500        151,500
    Qualcomm, Inc. (a)                                         800        140,875
    Scientific-Atlanta, Inc.                                   100          5,563
    STMicroelectronics NV                                      100         15,144
    Taiwan Semiconductor Mfg
      Company (a)                                            1,000         45,000
    Texas Instruments, Inc.                                  1,900        184,062
    Whirlpool Corporation                                      200         13,012
    Xilinx, Inc. (a)                                           200          9,094
                                                                       ----------
                                                                          944,712
FABRICATED METAL PRODUCTS (0.3%)
    Ball Corporation                                         1,400         55,125

FOOD & KINDRED PRODUCTS (1.6%)
    Adolph Coors Company                                     3,300        173,250
    Anheuser-Busch Companies, Inc.                             500         35,437
    ConAgra, Inc.                                            1,400         31,588
    Hormel Foods Corporation                                   400         16,251
    Quaker Oats Company                                        600         39,375
                                                                       ----------
                                                                          295,901
FORESTRY (0.6%)
    Georgia Pacific Company                                  1,200         60,900
    Weyerhaeuser Company                                       700         50,269
                                                                       ----------
                                                                          111,169
FURNITURE & FIXTURES (0.2%)
    Furniture Brands International,
      Inc. (a)                                                 500         11,000
    Johnson Controls, Inc.                                     500         28,438
    Lear Corporation (a)                                       200          6,400
                                                                       ----------
                                                                           45,838
GENERAL BUILDING CONTRACTORS (0.5%)
    Lennar Corporation                                         900         14,625
    Pulte Corporation                                        3,700         83,250
                                                                       ----------
                                                                           97,875
GENERAL MERCHANDISE STORES (3.0%)
    Dayton Hudson Corporation                                2,700        198,281
    Federated Department Stores, Inc. (a)                      300         15,169
    Wal-Mart Stores, Inc.                                    4,900        338,712
                                                                       ----------
                                                                          552,162
HOLDING & OTHER INVESTMENT OFFICES (0.4%)
    Duke-Weeks Realty Corporation                              300          5,850
    Equity Office Properties Trust                           1,700         41,863
    Equity Residential Properties Trust                        200          8,537
    Liberty Property Trust                                     300          7,275
    NStar, Inc.                                                200          8,100
                                                                       ----------
                                                                           71,625

                        Zweig Asset Allocation Portfolio

                                                           Number
COMMON STOCKS (CONTINUED)                                of Shares        Value
                                                        ----------     ----------
INDUSTRIAL MACHINERY & EQUIPMENT (3.3%)
    Black & Decker Corporation                                 200     $   10,450
    Briggs & Stratton Corporation                              200         10,725
    CNH Global NV                                            1,000         13,313
    Dover Corporation                                          200          9,075
    EMC Corporation (a)                                      1,900        207,575
    Gateway, Inc. (a)                                          400         28,825
    Lexmark International Group, Inc. (a)                    2,200        199,100
    Minnesota Mining and Manufacturing
      Co.                                                      400         39,150
    Pall Corporation                                           300          6,469
    Solectron Corporation (a)                                  400         38,050
    United Technologies Corporation                            600         39,000
                                                                       ----------
                                                                          601,732
INSTRUMENTS & RELATED PRODUCTS (0.7%)
    Baxter International, Inc.                                 500         31,406
    C.R. Bard, Inc.                                            500         26,500
    Danaher Corporation                                        200          9,650
    Eastman Kodak Company                                      100          6,625
    Mallinckrodt, Inc.                                         800         25,450
    Northrop Grumman Corporation                               200         10,813
    Waters Corporation (a)                                     200         10,600
                                                                       ----------
                                                                          121,044
INSURANCE CARRIERS (3.1%)
    Aetna, Inc.                                                800         44,650
    Aflac, Inc.                                                600         28,313
    Allmerica Financial Corporation                            100          5,562
    Ambac Financial Group, Inc.                              1,800         93,937
    American General Corporation                               500         37,938
    AXA Financial, Inc.                                      5,300        179,537
    Cigna Corporation                                          100          8,056
    Financial Security Assurance Holding Ltd.                1,200         62,550
    Nationwide Financial Services, Inc.                        100          2,794
    PacifiCare Health Systems, Inc. (a)                      1,300         68,941
    The PMI Group, Inc.                                        200          9,763
    Trigon Healthcare, Inc.                                    400         11,800
    United HealthCare Corporation                              400         21,250
                                                                       ----------
                                                                          575,091
LUMBER & WOOD PRODUCTS (0.1%)
    Louisiana-Pacific Corporation                              600          8,550

MISC. MANUFACTURING INDUSTRIES (0.7%)
    Tiffany & Company                                        1,400        124,950

NONDEPOSITORY INSTITUTIONS (1.8%)
    Capital One Financial Corporation                          500         24,094
    Fannie Mae                                               1,600         99,900
    Freddie Mac                                              2,600        122,362
    Household International, Inc.                              800         29,800
    MBNA Corporation                                         1,600         43,600
    The CIT Group, Inc.                                        500         10,563
    The FINOVA Group, Inc.                                     300         10,650
                                                                       ----------
                                                                          340,969
OIL AND GAS EXTRACTION (0.5%)
    Amerada Hess Corporation                                   300         17,025
    Apache Corporation                                         500         18,469
    Atlantic Richfield Company                                 300         25,950
    Kerr McGee Corporation                                     300         18,600
    USX-Marathon Group, Inc.                                   500         12,344
                                                                       ----------
                                                                           92,388


                                                          Number
COMMON STOCKS (CONTINUED)                                of Shares          Value
                                                        ----------     ----------
 PAPER & ALLIED PRODUCTS (1.3%)
    International Paper Company                              2,200     $  124,162
    Kimberly-Clark Corporation                               1,300         84,825
    Temple-Inland, Inc.                                        200         13,188
    Westvaco Corporation                                       300          9,788
    Willamette Industries, Inc.                                300         13,931
                                                                       ----------
                                                                          245,894
PETROLEUM & COAL PRODUCTS (3.2%)
    BP Amoco PLC                                             1,600         94,900
    Chevron Corporation                                      1,800        155,925
    Exxon Mobil Corporation                                  1,224         98,608
    Murphy Oil Corporation                                     100          5,738
    Shell Transport & Trading Co.                            2,600        128,050
    The Coastal Corporation                                  2,900        102,769
                                                                       ----------
                                                                          585,990
PRIMARY METAL INDUSTRIES (0.3%)
    ALCOA, Inc.                                                500         41,500
    CommScope, Inc. (a)                                        200          8,062
                                                                       ----------
                                                                           49,562
PRINTING & PUBLISHING (1.1%)
    Gannett Company, Inc.                                      500         40,781
    Knight Ridder, Inc.                                      1,000         59,500
    Quebecor Printing, Inc.                                  1,649         36,690
    Tribune Company                                            500         27,531
    Viacom, Inc. (a)                                           700         42,307
                                                                       ----------
                                                                          206,809
RAILROAD TRANSPORTATION (0.3%)
    Kansas City Southern
      Industries, Inc.                                         100          7,462
    Union Pacific Corporation                                1,000         43,625
                                                                       ----------
                                                                           51,087
RETAIL-APPAREL & ACCESSORIES (2.0%)
    American Eagle Outfitters, Inc. (a)                        500         22,500
    AnnTaylor Stores Corporation (a)                           500         17,219
    Claire's Stores, Inc.                                    1,500         33,562
    Limited, Inc.                                              200          8,662
    Ross Stores, Inc.                                       12,100        218,556
    The Gap, Inc.                                              950         43,700
    The TJX Companies, Inc.                                  1,400         28,612
                                                                       ----------
                                                                          372,811
RETAIL-BUILDING MATERIALS (1.8%)
    Lowe's Companies, Inc.                                     800         47,800
    The Home Depot, Inc.                                     4,050        277,678
                                                                       ----------
                                                                          325,478
RETAIL-FURNITURE HOME FURNISH (1.0%)
    Best Buy Co., Inc. (a)                                     400         20,075
    Circuit City Stores, Inc.                                2,700        121,669
    Tandy Corporation                                          800         39,350
                                                                       ----------
                                                                          181,094
RETAIL-MISCELLANEOUS (0.3%)
    CDW Computer Centers, Inc. (a)                             100          7,859
    Toys `R' Us, Inc. (a)                                      600          8,587
    Zale Corporation (a)                                       700         33,862
                                                                       ----------
                                                                           50,308
RUBBER & MISC. PLASTICS PRODUCTS (0.1%)
    Armstrong World Industries, Inc.                           300         10,012
    Cooper Tire & Rubber Company                               400          6,225
    Tupperware Corporation                                     200          3,387
                                                                       ----------
                                                                           19,624

                        Zweig Asset Allocation Portfolio

                                                           Number
COMMON STOCKS (CONTINUED)                                Of Shares        Value
                                                        ----------     ----------
SECURITY & COMMODITY BROKERS (3.1%)
    A.G. Edwards, Inc.                                       1,550    $    49,697
    Lehman Brothers Holdings, Inc.                             700         59,281
    Merrill Lynch & Co., Inc.                                1,300        108,550
    Morgan Stanley, Dean Witter,
       Discover and Company                                  2,200        314,050
    Paine Webber Group, Inc.                                   700         27,169
    T. Rowe Price Associates, Inc.                             300         11,062
                                                                       ----------
                                                                          569,809
SERVICES-AMUSEMENT (0.1%)
    Harrah's Entertainment, Inc. (a)                           500         13,219

SERVICES-HEALTH SERVICES (0.4%)
    Columbia/HCA Healthcare Corporation                      1,400         41,037
    Lincare Holdings, Inc. (a)                                 800         27,775
                                                                       ----------
                                                                           68,812
STONE CLAY & GLASS PRODUCTS (0.9%)
    Lafarge Corporation                                      1,300         35,912
    USG Corporation                                          2,900        136,662
                                                                       ----------
                                                                          172,574
TEXTILE MILL PRODUCTS (1.0%)
    BJ's Wholesale Club, Inc. (a)                              200          7,300
    Mohawk Industries, Inc. (a)                              3,150         83,081
    Sara Lee Corporation                                     3,900         86,044
                                                                       ----------
                                                                          176,425
TRANSIT & PASSENGER TRANSPORTATION (0.5%)
    Canadian National Railway Company                        3,600         94,725

TRANSPORTATION EQUIPMENT (3.5%)
    Arvin Industries                                         1,700         48,237
    Brunswick Corporation                                      400          8,900
    Cordant Technologies, Inc.                               2,200         72,600
    FMC Corporation (a)                                        200         11,462
    Ford Motor Company                                       3,700        197,719
    General Dynamics Corporation                               900         47,475
    General Motors Corporation                                 900         65,419
    PACCAR, Inc.                                               100          4,428
    Textron, Inc.                                              300         23,006
    The Boeing Company                                       1,100         45,719
    Trinity Industries, Inc.                                 3,300         93,844
    TRW Inc.                                                   500         25,969
                                                                       ----------
                                                                          644,778
WATER TRANSPORTATION (0.2%)
    Carnival Corporation                                       700         33,469
    Perusahaan Telekomunikiasi Ind.                            800          8,800
                                                                       ----------
                                                                           42,269
WHOLESALE TRADE-DURABLE GOODS (0.3%)
    Borg-Warner Automotive, Inc.                               400         16,200
    Johnson & Johnson, Inc.                                    400         37,250
                                                                       ----------
                                                                           53,450
WHOLESALE TRADE-NONDURABLE GOODS (0.9%)
    Boise Cascade Corporation                                  600         24,300
    Cardinal Health, Inc.                                      200          9,575
    SUPERVALU, Inc.                                          4,300         86,000
    Sysco                                                      900         35,606
    Univeral Corporation                                       200          4,562
                                                                       ----------
                                                                          160,043
                                                                       ----------

TOTAL COMMON STOCKS (Cost $9,194,874)                                  10,386,367


                                                          Principal
SHORT-TERM SECURITIES (43.5%)                               Amount          Value
                                                        ----------     ----------
U.S. GOVERNMENT AGENCY (41.7%)
    Federal Farm Credit Bank
        Discount Note, 5.77%, due 2/23/2000             $  500,000    $   495,753
    Federal Home Loan Bank Consolidation
           Discount Note, 5.73%, due 1/26/2000             500,000        498,010
    Federal Home Loan Mortgage
        Discount Note, 5.62%, due 1/20/2000                500,000        498,517
    Federal Home Loan Mortgage
        Discount Note, 5.73%, due 1/27/2000                500,000        497,931
    Federal Home Loan Mortgage
        Discount Note, 5.77%, due 2/11/2000                500,000        496,714
    Federal National Mortgage
        Association Discount Note, 5.65%,
        due 1/10/2000                                    1,000,000        998,588
    Federal National Mortgage
        Association Discount Note, 5.62%,
        due 1/14/2000                                      500,000        498,985
    Federal National Mortgage
        Association Discount Note, 5.68%,
        due 1/18/2000                                    1,000,000        997,318
    Federal National Mortgage
        Association Discount Note, 5.59%,
        due 1/19/2000                                    1,800,000      1,794,969
    Federal National Mortgage
        Association Discount Note, 5.73%,
        due 1/19/2000                                      900,000        897,422
                                                                      -----------
                                                                        7,674,207
U.S. GOVERNMENT OBLIGATIONS (0.5%)
      U.S. Treasury Bills, 5.08%, due 3/2/2000             100,000         99,139

REPURCHASE AGREEMENT (1.3%)
        State Street Bank, 2.50%, due 1/3/2000 (Dated
       12/31/1999, collateralized by U.S. Treasury
       Note, 7.25%, due 8/15/2022, value $238,150)         232,468        232,468
                                                                      -----------

TOTAL SHORT-TERM SECURITIES (Cost $ 8,005,814)                          8,005,814
                                                                      -----------

TOTAL INVESTMENTS (100.0%) (Cost $17,200,688)                         $18,392,181
                                                                      -----------
                                                                      -----------


(a) Non-income producing.
OTHER INFORMATION:
       Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1999, aggregated $10,374,963 and $16,501,709, respectively. At December 31, 1999, net unrealized appreciation for tax purposes aggregated $1,191,493, of which $1,777,204 related to appreciated investments and $585,711 related to depreciated investments. The aggregate cost of securities was the same for book and tax purposes.


SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                       Statement of Assets and Liabilities

                          December 31, 1999 (Unaudited)

ASSETS
    Investments in securities, at value (cost $6,774,531)--See accompanying schedule                $ 7,286,181
    Cash                                                                                                 40,535
    Dividends, interest and other receivables                                                             5,142
    Receivable for investments sold                                                                     106,929
    Receivable for capital shares sold                                                                    2,523
                                                                                                 -------------------
        Total assets                                                                                  7,441,310

LIABILITIES
    Redemptions payable                                                                                      64
    Accounts payable and accrued expenses                                                                21,239

                                                                                                 -------------------
        Total liabilities                                                                                21,303
                                                                                                 -------------------

NET ASSETS                                                                                          $ 7,420,007
                                                                                                 -------------------
                                                                                                 -------------------
Net Assets consist of:
    Paid-in capital                                                                                   7,108,479
    Undistributed net investment income                                                                  61,570
    Accumulated net realized loss on investments                                                       (261,692)
    Net unrealized appreciation on investments                                                          511,650
                                                                                                 -------------------

NET ASSETS, for 624,130 shares outstanding                                                          $ 7,420,007
                                                                                                 -------------------
                                                                                                 -------------------

NET ASSET VALUE, offering and redemption price per share                                            $     11.89
                                                                                                 -------------------
                                                                                                 -------------------

                             Statement of Operations

                 Six Months Ended December 31, 1999 (Unaudited)

INVESTMENT INCOME
    Dividends                                                                                        $   30,971
    Interest                                                                                            104,096
                                                                                                 -------------------
        Total investment income                                                                         135,067
EXPENSES
    Investment advisory and management fees                                                              49,788
    Custody and accounting fees                                                                          25,080
    Professional fees                                                                                     6,474
    Directors' fees and expenses                                                                          3,448
    Other expenses                                                                                        4,989
                                                                                                 -------------------
        Total expenses before reimbursement                                                              89,779
        Less: expense reimbursement                                                                     (16,282)
                                                                                                 -------------------
        Net expenses                                                                                     73,497
                                                                                                 -------------------
Net investment income                                                                                    61,570

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
    Investments                                                                                         (30,130)
    Futures contracts                                                                                    12,718
                                                                                                 -------------------
        Net realized loss                                                                               (17,412)
Net unrealized depreciation during the period on investment securities:
    Investments                                                                                        (274,293)
    Futures contracts                                                                                      (139)
                                                                                                 -------------------
        Net unrealized depreciation during the period                                                  (274,432)

                                                                                                 -------------------
Net realized and unrealized loss on investments                                                        (291,844)
                                                                                                 -------------------
Net decrease in net assets resulting from operations                                                 $ (230,274)
                                                                                                 -------------------
                                                                                                 -------------------

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                       Statements of Changes in Net Assets

                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                      DECEMBER 31,
                                                                                         1999            YEAR ENDED
                                                                                      (UNAUDITED)       JUNE 30, 1999
                                                                                ---------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                                                             $    61,570       $    87,679
    Net realized loss on investments                                                      (17,412)         (244,210)
    Net unrealized depreciation during the period                                        (274,432)       (1,560,773)
                                                                                ---------------------------------------
        Net decrease in net assets resulting from operations                             (230,274)       (1,717,304)

Distributions to shareholders from:
    Net investment income                                                                 (87,679)          (34,791)
    Net realized gain                                                                           -        (3,046,182)
                                                                                ---------------------------------------
        Total distributions to shareholders                                               (87,679)       (3,080,973)

Capital share transactions:
    Proceeds from sales of shares                                                         518,083         2,936,546
    Proceeds from reinvested distributions                                                 87,679         3,080,973
    Cost of shares redeemed                                                            (3,862,178)       (4,913,316)
                                                                                ---------------------------------------
        Net increase (decrease) in net assets resulting from share transactions        (3,256,416)        1,104,203
                                                                                ---------------------------------------

Total decrease in net assets                                                           (3,574,369)       (3,694,074)

NET ASSETS
Beginning of period                                                                    10,994,376        14,688,450
                                                                                ---------------------------------------

End of period (including undistributed net investment income of $61,570
    and $87,679, respectively)                                                        $ 7,420,007       $10,994,376
                                                                                ---------------------------------------
                                                                                ---------------------------------------

OTHER INFORMATION
Shares:
    Sold                                                                                   43,251           192,871
    Issued through reinvestment of distributions                                            7,408           257,324
    Redeemed                                                                             (329,725)         (382,755)
                                                                                ---------------------------------------
        Net increase (decrease)                                                          (279,066)           67,440
                                                                                ---------------------------------------
                                                                                ---------------------------------------

SEE ACCOMPANYING NOTES.

                       Zweig Equity (Small Cap) Portfolio

                              Financial Highlights

                                              SIX MONTHS
                                                 ENDED
                                              DECEMBER 31,                           YEAR ENDED JUNE 30,
                                                 1999       ---------------------------------------------------------------------
                                              (UNAUDITED)        1999          1998          1997          1996          1995
                                           --------------------------------------------------------------------------------------
SELECTED PER-SHARE DATA
Net asset value, beginning                      $ 12.17        $ 17.58      $   14.85        $ 13.61      $  11.62      $ 10.65
    of period
Income from investment operations:
    Net investment income                          0.10           0.10           0.04           0.16          0.11         0.17
    Net realized and unrealized
       gain (loss) on investments                 (0.28)         (1.80)          3.48           2.41          2.04         0.93
                                           --------------------------------------------------------------------------------------
    Total from investment operations              (0.18)         (1.70)          3.52           2.57          2.15         1.10

Less distributions:
    From net investment income                    (0.10)         (0.04)         (0.14)         (0.14)        (0.16)       (0.06)
    From net realized gain                            -          (3.67)         (0.65)         (1.19)            -        (0.07)
                                           --------------------------------------------------------------------------------------
    Total distributions                           (0.10)         (3.71)         (0.79)         (1.33)        (0.16)       (0.13)
                                           --------------------------------------------------------------------------------------

Net asset value, end of period                  $ 11.89        $ 12.17       $  17.58        $ 14.85      $  13.61     $  11.62
                                           --------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------------------

TOTAL RETURN                                      (1.45%)(a)     (9.24%)        23.72%         20.37%        18.69%       10.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $7,420        $10,994       $ 14,688        $11,161      $ 11,698     $  8,034
Ratio of expenses to average net assets            1.55%(b)       1.54%          1.52%          1.55%         1.55%        1.55%
Ratio of expenses to average net assets
    before voluntary expense
    reimbursement                                  1.89%(b)       1.64%          1.56%          1.82%         1.83%        1.59%
Ratio of net investment income
    to average net assets                          1.30%(b)       0.71%          0.26%          0.97%         1.06%        1.54%
Ratio of net investment income to
    average net assets before voluntary
    expense reimbursement                          0.96%(b)       0.61%          0.22%          0.70%         0.78%        1.50%
Portfolio turnover rate                              46%(a)         76%           113%            59%          101%          67%

(a)    Not annualized.
(b)    Annualized.

                       Zweig Equity (Small Cap) Portfolio

                             Schedule of Investments

                          December 31, 1999 (Unaudited)

                                                           Number
COMMON STOCKS (58.4%)                                    of Shares        Value
                                                        ----------     ----------
AGRICULTURAL SERVICES (0.3%)
    Veterinary Centers of America, Inc. (a)                  1,400     $   18,200

APPAREL & OTHER FINISHED PRODUCTS (0.3%)
    Oshkosh B'Gosh, Inc.                                       600         12,169
    Quiksilver, Inc. (a)                                       500          7,750
    Tarrant Apparel Group (a)                                  300          2,925
                                                                       ----------
                                                                           22,844
BASIC CHEMICAL PLASTICS & SYNTHETICS (1.0%)
    Albemarle Corporation                                      500          9,594
    Church & Dwight, Inc.                                      700         18,681
    Geon Company                                               200          6,500
    H. B. Fuller Company                                       300         16,828
    Lubrizol Corporation                                       400         12,350
    The Scotts Company (a)                                     200          8,050
                                                                       ----------
                                                                           72,003
BUSINESS SERVICES (5.8%)
    American Management Systems, Inc. (a)                    1,000         31,281
    Dendrite International, Inc. (a)                           150          5,053
    Interim Services, Inc. (a)                               1,500         37,125
    Lason, Inc. (a)                                            800          8,775
    National Computer Systems, Inc.                            800         30,050
    NCO Group, Inc. (a)                                        600         17,906
    Orbotech Ltd. (a)                                        1,050         81,572
    Progress Software Corporation (a)                        1,200         67,950
    Rent-A-Center, Inc. (a)                                    600         12,019
    Sybase, Inc. (a)                                         1,000         16,969
    Symantec Corporation (a)                                 1,600         93,950
    Tech Data Corporation (a)                                  400         10,862
    United Rentals, Inc. (a)                                   600         10,275
                                                                       ----------
                                                                          423,787
DEPOSITORY INSTITUTIONS (2.4%)
    Bank United Corporation                                    400         10,788
    Coast Federal (a)                                          300            455
    Dime Community Bancshares                                  400          7,412
    Flagstar Bancorp, Inc.                                     400          6,888
    Harbor Florida Bancorp, Inc.                               300          3,871
    MAF Bancorp, Inc.                                        1,275         26,735
    Queens County Bancorp, Inc.                                500         13,516
    Republic Bancorp, Inc.                                   2,008         24,529
    Roslyn Bancorp, Inc.                                     3,860         71,048
    Webster Financial Corporation                              500         11,797
                                                                       ----------
                                                                          177,039
EATING & DRINKING PLACES (2.3%)
    Applebee's International, Inc.                             300          8,841
    Brinker International, Inc. (a)                          1,600         38,400
    CEC Entertainment, Inc. (a)                              1,100         31,212
    Jack in the Box, Inc. (a)                                2,600         53,787
    Ruby Tuesday, Inc.                                       1,300         23,644
    Ryan's Family Steak Houses, Inc. (a)                     1,400         11,878
                                                                       ----------
                                                                          167,762
ELECTRIC GAS & SANITARY SERVICES (1.6%)
    Calpine Corporation (a)                                  1,400         89,600
    Idacorp, Inc.                                              200          5,363
    Minnesota Power & Light Company                          1,200         20,325
                                                                       ----------
                                                                          115,288



                                                           Number
COMMON STOCKS (CONTINUED)                                of Shares        Value
                                                        ----------     ----------
ELECTRICAL & ELECTRONICS MACHINERY (3.1%)
    Burr-Brown Corporation (a)                                 150     $    5,409
    Cable Design Technologies Corporation (a)                  500         11,500
    CTS Corporation                                          1,400        105,525
    Genlyte Group, Inc. (a)                                  1,200         25,725
    Polycom, Inc. (a)                                          400         25,537
    Vishay Intertechnology, Inc. (a)                         1,700         53,763
                                                                       ----------
                                                                          227,459
FABRICATED METAL PRODUCTS (1.8%)
    Ball Corporation                                         1,300         51,187
    Mark IV Industries, Inc.                                   200          3,538
    NCI Building Systems, Inc. (a)                             600         11,100
    Nortek, Inc. (a)                                           400         11,200
    Tower Automotive, Inc. (a)                               2,400         37,050
    United Dominion Industries Ltd.                            800         15,950
                                                                       ----------
                                                                          130,025
FOOD & KINDRED PRODUCTS (1.9%)
    Adolph Coors Company - Class B                             400         21,000
    Canandaigua Brands, Inc. (a)                             1,000         51,000
    Corn Products International, Inc.                          200          6,550
    IBP, Inc.                                                1,400         25,200
    International Home Foods, Inc. (a)                         100          1,738
    Smithfield Foods, Inc. (a)                               1,400         33,600
                                                                       ----------
                                                                          139,088
FURNITURE & FIXTURES (1.7%)
    BE Aerospace, Inc.(a)                                      700          5,950
    Ethan Allen Interiors, Inc.                              1,750         56,109
    Furniture Brands International, Inc. (a)                 2,400         52,800
    Herman Miller, Inc.                                        100          2,297
    La-Z-Boy, Inc.                                             200          3,363
    O'Sullivan Industries Holdings, Inc. (a)                   200            103
                                                                       ----------
                                                                          120,622
GENERAL BUILDING CONTRACTORS (2.1%)
    Crossman Communities, Inc. (a)                             600          9,244
    Del Webb Corporation (a)                                   700         17,456
    Fairfield Communities, Inc. (a)                            200          2,150
    Lennar Corporation                                         600          9,750
    M.D.C. Holdings, Inc.                                      300          4,706
    McGrath Rentcorp                                           100          1,787
    NVR, Inc. (a)                                              100          4,775
    Pulte Corporation                                        2,700         60,750
    Standard Pacific Corporation                             1,300         14,300
    The Ryland Group, Inc.                                     400          9,225
    Toll Brothers, Inc. (a)                                    600         11,175
    U.S. Home Corporation (a)                                  300          7,669
                                                                       ----------
                                                                          152,987
GENERAL MERCHANDISE STORES (0.4%)
    Ames Department Stores, Inc. (a)                         1,100         31,659

                       Zweig Equity (Small Cap) Portfolio

                                                           Number
COMMON STOCKS (CONTINUED)                                of Shares        Value
                                                        ----------     ----------
HOLDING & OTHER INVESTMENTS OFFICES (2.9%)
    Brandywine Realty Trust                                    500     $    8,187
    CarrAmerica Realty Corporation                             400          8,450
    CBL & Associates Properties, Inc.                        2,400         49,500
    Cornerstone Properties, Inc.                               400          5,850
    Essex Property Trust, Inc.                                 200          6,800
    Federal Realty Investment Trust                            300          5,644
    General Growth Properties                                1,000         28,000
    Health Care REIT, Inc.                                     400          6,050
    Liberty Property Trust                                   2,500         60,625
    Pacific Gulf Properties, Inc.                              100          2,025
    Pan Pacific Retail Properties, Inc.                        800         13,050
    Reckson Associates Realty Corporation                      300          6,150
    Urban Shopping Centers, Inc.                               100          2,713
                                                                       ----------
                                                                          203,044
HOTELS & OTHER LODGING (0.5%)
    Extended Stay America, Inc. (a)                            800          6,100
    Mandalay Resort Group (a)                                  900         18,113
    Station Casinos, Inc. (a)                                  400          8,975
                                                                       ----------
                                                                           33,188
INDUSTRIAL MACHINERY & EQUIPMENT (3.6%)
    Anixter Industries, Inc. (a)                               400          8,250
    Astec Industries, Inc. (a)                                 800         15,075
    Briggs & Stratton Corporation                              800         42,900
    Cybex Computer Products Corporation (a)                    200          8,175
    Donaldson Company, Inc.                                    200          4,812
    Graco, Inc.                                                100          3,588
    Manitowoc Company, Inc.                                  1,125         38,250
    Tecumseh Products Company                                  300         14,147
    Terex Corporation (a)                                      700         19,425
    Xircom, Inc. (a)                                         1,200         90,000
    Zebra Technologies Corporation (a)                         300         17,409
                                                                       ----------
                                                                          262,031
INSTRUMENTS & RELATED PRODUCTS (1.2%)
    Fossil, Inc. (a)                                         2,375         54,996
    Pinnacle Systems, Inc. (a)                                 800         32,425
                                                                       ----------
                                                                           87,421
INSURANCE CARRIERS (3.7%)
    Alleghany Corporation (a)                                  100         18,550
    Delphi Financial Group, Inc. (a)                           306          9,180
    FBL Financial Group, Inc.                                  200          4,000
    Financial Security Assurance Holding Ltd.                1,100         57,337
    Liberty Financial Companies, Inc.                          200          4,588
    Medical Assurance, Inc. (a)                                193          4,089
    Nationwide Financial Services, Inc.                        300          8,381
    PMI Group, Inc.                                          1,100         53,694
    Radian Group, Inc.                                       1,333         63,651
    Triad Guaranty, Inc. (a)                                 1,200         27,262
    Trigon Healthcare, Inc. (a)                                700         20,650
                                                                       ----------
                                                                          271,382
LIVESTOCK (0.1%)
    Michael Foods, Inc.                                        400          9,875

LUMBER & WOOD PRODUCTS (0.7%)
    TJ International, Inc.                                   1,300         54,559


                                                           Number
COMMON STOCKS (CONTINUED)                                of Shares        Value
                                                        ----------     ----------
NONDEPOSITORY INSTITUTIONS (1.5%)
    AmeriCredit Corporation (a)                              1,500     $   27,750
    Doral Financial Corporation                              3,600         44,325
    Metris Companies, Inc.                                     900         32,119
    Starwood Financial, Inc.                                   230          3,896
                                                                       ----------
                                                                          108,090
OIL & GAS EXTRACTION (0.5%)
    Equitable Resources, Inc.                                  800         26,700
    Pioneer Natural Resources Company (a)                      200          1,788
    Vintage Petroleum, Inc.                                    500          6,031
                                                                       ----------
                                                                           34,519
PETROLEUM & COAL PRODUCTS (0.4%)
    Elcor Corporation                                          450         13,556
    Murphy Oil Corporation                                     300         17,213
                                                                       ----------
                                                                           30,769
PHARMACEUTICALS (0.4%)
     Shire Pharmaceuticals Group PLC (a)                     1,043         30,173

PRIMARY METAL PRODUCTS (1.3%)
    CommScope, Inc. (a)                                      1,300         52,406
    Curtiss-Wright Corporation                                 100          3,687
    Intermet Corporation                                       800          9,350
    Mueller Industries, Inc. (a)                               400         14,500
    Roanoke Electric Steel Corporation                          50            822
    Worthington Industries, Inc.                               700         11,572
                                                                       ----------
                                                                           92,337
PRINTING & PUBLISHING (0.9%)
    Mail-Well, Inc. (a)                                      1,100         14,850
    Quebecor Printing, Inc.                                  2,283         50,797
                                                                       ----------
                                                                           65,647
REAL ESTATE (0.2%)
    Catellus Development Corporation (a)                     1,000         12,813

RETAIL-APPAREL & ACCESSORIES (2.2%)
    American Eagle Outfitters, Inc. (a)                      1,400         63,000
    Ann Taylor Stores Corporation (a)                        1,400         48,213
    The Cato Corporation                                     1,600         20,050
    Pacific Sunwear of California, Inc. (a)                    800         25,475
    Sunglass Hut International, Inc. (a)                       100          1,131
                                                                       ----------
                                                                          157,869
RETAIL - FURNITURE, HOME FURNISHINGS (0.4%)
    Linens `N Things, Inc. (a)                                 100          2,962
    Trans World Entertainment Corporation (a)                2,500         26,094
                                                                       ----------
                                                                           29,056
RETAIL-MISCELLANEOUS (1.1%)
    Michaels Stores (a)                                        200          5,669
    Zale Corporation (a)                                     1,600         77,400
                                                                       ----------
                                                                           83,069
RUBBER & MISC PLASTICS PRODUCTS (0.6%)
    Spartech Corporation                                     1,100         35,475
    Tupperware Corporation                                     300          5,081
                                                                       ----------
                                                                           40,556
SERVICES AMUSEMENT EXCL MOTION (0.4%)
    Bally Total Fitness Holding
    Corporation (a)                                          1,200         32,025

SERVICES-AUTO REPAIR GARAGES (0.7%)
    Avis Rent A Car, Inc. (a)                                1,600         40,900
    Rollins Truck Leasing Corporation                        1,100         13,131
                                                                       ----------
                                                                           54,031
SERVICES-ENGINEERING ACCOUNTING (0.1%)
    URS Corporation (a)                                        200          4,338

                                       Zweig Equity (Small Cap) Portfolio

                                                           Number
COMMON STOCKS (CONTINUED)                                of Shares        Value
                                                        ----------     ----------
SERVICES-HEALTH SERVICES (0.3%)
    Hooper Holmes, Inc.                                        800     $   20,600
    Lincare Holdings, Inc. (a)                                 100          3,472
                                                                       ----------
                                                                           24,072
SPECIAL TRADE CONTRACTORS (0.4%)
    Dycom Industries, Inc. (a)                                 800         35,250

STONE CLAY & GLASS PRODUCTS (0.9%)
    Centex Construction Products, Inc.                       1,700         66,300

TEXTILE MILL PRODUCTS (0.1%)
    Mohawk Industries, Inc. (a)                                200          5,275

TRANSPORTATION BY AIR (1.2%)
    America West Holdings Corporation (a)                    2,800         58,100
    Sky West, Inc.                                           1,100         30,938
                                                                       ----------
                                                                           89,038
TRANSPORTATION EQUIPMENT (2.1%)
    Arvin Industries, Inc.                                   1,600         45,400
    Cordant Technologies, Inc.                               1,500         49,500
    JLG Industries, Inc.                                       400          6,375
    Monaco Coach Corporation (a)                               400         10,225
    Newport News Shipbuilding Inc.                             300          8,250
    Superior Industries International, Inc.                    200          5,363
    Thor Industires, Inc.                                      300          9,131
    Trinity Industries, Inc.                                   300          8,531
    Winnebago Industries                                       600         12,038
                                                                       ----------
                                                                          154,813
TRUCKING & WAREHOUSING (2.1%)
    Landstar Systems, Inc. (a)                                 100          4,197
    M.S. Carriers, Inc. (a)                                  2,400         56,850
    Swift Transportation Company, Inc. (a)                     300          5,297
    US Freightways Corporation                               1,400         66,675
    Werner Enterprises, Inc.                                 1,225         17,111
                                                                       ----------
                                                                          150,130
WATER TRANSPORTATION (0.5%)
    Alexander & Baldwin, Inc.                                1,600         36,400

WHOLESALE TRADE - DURABLE GOOD (1.4%)
    Insight Enterprises, Inc. (a)                            1,775         71,832
    Patterson Dental Company (a)                               400         17,025
    Reliance Steel and Aluminum Company                        700         16,405
                                                                       ----------
                                                                          105,262
WHOLESALE TRADE - NONDURABLE GOOD (1.3%)
    Handleman Company (a)                                      800         10,700
    The Men's Wearhouse, Inc. (a)                              200          5,888
    United Stationers, Inc. (a)                              2,000         57,312
    Universal Corporation                                      800         18,250
    Valhi, Inc.                                                100          1,050
                                                                       ----------
                                                                           93,200

TOTAL COMMON STOCKS (Cost $3,743,646)                                   4,255,295


                                                         Principal
                                                           Amount         Value
                                                        ----------     ----------
SHORT-TERM SECURITIES (41.6%)

U.S. GOVERNMENT AGENCY (36.9%)

  Federal Farm Credit Bank
    Discount Note, 5.73%, due 1/19/2000                    400,000     $  398,854
  Federal Farm Credit Bank
    Discount Note, 5.77%, due 2/23/2000                    250,000        247,876
  Federal Home Loan Mortgage,
    Discount Note, 5.50%, due 1/5/2000                     600,000        599,633
  Federal Home Loan Mortgage,
    Discount Note, 5.62%, due 1/20/2000                    400,000        398,813
  Federal Home Loan Mortgage,
    Discount Note, 5.73%, due 1/27/2000                    400,000        398,345
  Federal Home Loan Mortgage,
    Discount Note, 5.77%, due 2/11/2000                    250,000        248,357
  Federal National Mortgage Association
    Discount Note, 5.62%, due 1/14/2000                    400,000        399,189
                                                                       ----------
                                                                        2,691,067
U.S. GOVERNMENT OBLIGATION (0.7%)
  U.S. Treasury Bill, 5.01%, due 1/20/2000                  50,000         49,869

REPURCHASE AGREEMENT (4.0%)
  State Street Bank, 2.50%, due 1/3/2000 (Dated
  12/31/1999, collateralized by U.S. Treasury
  Note, 7.25%, due 8/15/2022, value $297,688)              289,950        289,950
                                                                       ----------

TOTAL SHORT-TERM SECURITIES (Cost $3,030,885)                           3,030,886
                                                                       ----------

TOTAL INVESTMENTS (100.0% ) (Cost $6,774,531)                          $7,286,181
                                                                       ----------
                                                                       ----------

(a)    Non-income producing.
OTHER INFORMATION:
       Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the period ended December 31, 1999, aggregated $2,061,174 and $3,657,690, respectively. At December 31, 1999, net unrealized appreciation for tax purposes aggregated $511,650, of which $813,632 related to appreciated investment securities and $301,982 related to depreciated investment securities. The aggregate cost of securities is the same for book and tax investments.

SEE ACCOMPANYING NOTES.

                             The Legends Fund, Inc.

                          Notes to Financial Statements

                          December 31, 1999 (Unaudited)


1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Legends Fund, Inc. (the "Fund") was formed on July 22, 1992. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company of the series type. The Fund consists of four investment portfolios (the "Portfolios"): Harris Bretall Sullivan & Smith Equity Growth, Scudder Kemper Value, Zweig Asset Allocation, and Zweig Equity (Small Cap). Each portfolio, in effect, represents a separate fund. The Fund is required to account for the assets of each portfolio separately and to allocate general liabilities of the Fund to each portfolio based on the net asset value of each portfolio. ARM Securities Corporation ("ARM Securities"), a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc., distributes shares of the Fund to a variable annuity separate account of both Integrity Life Insurance Company ("Integrity") and its wholly owned subsidiary, National Integrity Life Insurance Company ("National Integrity"). Integrity Capital Advisors, Inc. ("Integrity Capital Advisors"), registered with the Securities and Exchange Commission as an investment adviser, provides management services to the Fund pursuant to a management agreement (the "Management Agreement") effective July 10, 1998.

ARM Financial Group, Inc. ("ARM") is the ultimate parent of Integrity Capital Advisors, Integrity, National Integrity, and ARM Securities. ARM provides retirement savings and investment products through its insurance subsidiaries. At December 31, 1999, ARM had approximately $4.8 billion of assets under management.

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP") for investment companies.

SECURITY VALUATION

Stocks that are traded on a national exchange are valued at the last sale price on the exchange on which they are primarily traded, or, if there is no sale, at the mean between the current bid and asked prices. Over-the-counter securities for which market quotations are readily available are valued at the mean of the current bid and asked prices.

                             The Legends Fund, Inc.

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Short-term debt securities with remaining maturities of 61 days or more for which reliable quotations are readily available are valued at current market quotations. Short-term investments with remaining maturities of 60 days or less are valued using the amortized cost method of valuation, which approximates market value. Bonds and other fixed-income securities (other than short-term securities described above) are valued using market quotations provided by a pricing service under procedures approved by the Fund's Board of Directors.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the closing settlement price. Futures and option positions or any other securities or assets for which reliable market quotations are not readily available or for which valuation cannot be provided by a pricing service approved by the Board of Directors of the Fund are valued at fair value as determined in good faith by the Board of Directors.

SECURITY TRANSACTIONS

Securities transactions are accounted for as of the trade date. Interest income is accrued daily. Dividend income is recorded on the ex-dividend date. Premiums and discounts on securities purchased are amortized using the effective interest method. Realized gains and losses on sales of investments are determined on the basis of nearest average for all of the Portfolios except Zweig Asset Allocation, which uses the first-in, first-out method.

FEDERAL INCOME TAX MATTERS

The Fund complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes its taxable net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required. As of June 30, 1999, the Zweig Equity (Small Cap) Portfolio had a capital loss carryforward of $239,894, which expires in 2007.

DIVIDEND DISTRIBUTIONS

Dividends from net investment income and distributions from net realized gains are declared and distributed annually. Dividends and distributions are recorded on the ex-dividend date. All dividends are reinvested in additional full and fractional shares of the related Portfolios.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to

                             The Legends Fund, Inc.

1.     ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND DISTRIBUTIONS (CONTINUED)

differing treatments for futures transactions, passive foreign investment companies, capital losses, and losses deferred due to wash sales.

FUTURES CONTRACTS

Certain Portfolios may enter into futures contracts to protect against adverse movement in the price of securities in the Portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolios did not hold any open future contracts as of December 31, 1999.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Portfolios bear the market risk that arises from any changes in contract values.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with institutions that the Fund's investment manager, Integrity Capital Advisors, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The value of the securities transferred is monitored daily to ensure that the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the Fund under each repurchase agreement.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                             The Legends Fund, Inc.

2.     INVESTMENT ADVISORY AGREEMENTS AND PAYMENTS TO RELATED PARTIES

Integrity Capital Advisors, the Fund's investment adviser, has entered into a sub-advisory agreement with a registered investment adviser ("Sub-Adviser") for each of the Portfolios. Integrity Capital Advisors, not the Fund, pays the sub-advisory fee to each of the Sub-Advisers. Listed below are management and sub-advisory fees payable as a percentage of average daily net assets:

PORTFOLIO
                                                           MANAGEMENT FEE       SUB-ADVISORY FEE
------------------------------------------------------------------------------------------------------
Harris Bretall Sullivan & Smith Equity Growth                  0.65%                0.40%
Scudder Kemper Value                                           0.65%                0.40%
Zweig Asset Allocation                                         0.90%                0.65%
Zweig Equity (Small Cap)                                       1.05%                0.80%

Under the Management Agreement, Integrity Capital Advisors provides certain management services to the Fund, and the Fund is responsible for certain of its direct operating expenses. Integrity Capital Advisors has voluntarily agreed to reimburse each of the Portfolios for operating expenses (excluding management fees) above an annual rate of 0.5% of average daily net assets. Integrity Capital Advisors has reserved the right to withdraw or modify its policy of expense reimbursement for the Portfolios.

Certain officers and directors of the Fund are also officers of ARM, ARM Securities, Integrity Capital Advisors, Integrity, and National Integrity. The Fund does not pay any amounts to compensate these individuals.

3.   CAPITAL SHARES

At December 31, 1999, the Fund had authority to issue one billion (1,000,000,000) shares of common stock, $.001 par value each, in any class or classes as determined by the Board of Directors. At such date, four classes of shares authorized by the Board of Directors were being offered as follows:
55,000,000 shares each for Harris Bretall Sullivan & Smith Equity Growth, Scudder Kemper Value, Zweig Asset Allocation, and Zweig Equity (Small Cap).

At December 31, 1999, Integrity, through its variable annuity Separate Account II, and National Integrity, through its variable annuity Separate Account II, were the record owners of all the outstanding shares of the Fund.

                             The Legends Fund, Inc.

4.     EVENTS RELATING TO ARM, INTEGRITY AND NATIONAL INTEGRITY

On July 29, 1999, ARM announced that it was restructuring its institutional business and positioning its retail business and technology operations for the sale of ARM or its businesses or its assets. Following the July 29, 1999 announcement, the ratings of ARM and Integrity were significantly lowered several times by four major rating agencies, materially and adversely affecting Integrity's ability to market and maintain persistency of retail products. As a result, ARM sought protection with respect to its insurance subsidiary, Integrity, from the Ohio Department of Insurance. Integrity is domiciled in Ohio. On August 20, 1999, Integrity consented to a Supervision Order issued by the Ohio Department of Insurance, which remains in effect. Unless the Ohio Department of Insurance begins proceedings for the appointment of a rehabilitator or liquidator, the Supervision Order will automatically be extended for successive 60-day periods until written notice is given to Integrity ending the supervision.

This regulatory action is intended to ensure an orderly process for addressing the financial obligations of Integrity and to protect the interests of its individual policyholders. Integrity will continue payments of death benefits, previously scheduled systematic withdrawals, previously scheduled immediate annuity payments, and agent commissions, but must receive written consent from the Ohio Department of Insurance for other payments. In particular, the Supervision Order suspends the processing of surrenders of fixed annuity policies except in cases of approved hardship. The Supervision Order does not affect the surrender of variable annuity contracts, including the contracts through which the Portfolios of the Fund are offered.

On December 17, 1999 ARM announced that it had signed a definitive agreement whereby Western and Southern Life Insurance Company ("Western and Southern") would acquire ARM's insurance subsidiaries, Integrity and National Integrity Life Insurance Company.

Western and Southern is part of the Western-Southern Enterprise, a financial services group which also includes Western-Southern Life Assurance Company, Columbus Life Insurance Company, Touchstone Advisors, Inc., Fort Washington Investment Advisors, Inc., Todd Investment Advisors, Inc., Countrywide Financial Services, Capital Analysts Incorporated and Eagle Realty Group, Inc. Assets owned or under management by the group exceed $20 billion. Western and Southern is rated A++ (Superior) by A.M. Best, AAA (Highest) by Duff & Phelps, AAA (Extremely Strong) by Standard & Poor's, and Aa2 (Excellent) by Moody's.

The acquisition of the insurance companies by Western and Southern is being implemented in a chapter 11 case filed by ARM under the U.S. Bankruptcy Code.

                             The Legends Fund, Inc.

4.     EVENTS RELATING TO ARM, INTEGRITY AND NATIONAL INTEGRITY (CONTINUED)

The closing of the transaction is subject to the approval of the Ohio Department of Insurance, the New York Department of Insurance, and the Bankruptcy Court, as well as to other customary conditions to closing. The transaction is expected to close late in the first quarter of 2000; however, there can be no assurance as to obtaining the required approvals or the timing of the closing of the transaction.

Integrity Capital will not be acquired by Western and Southern. Accordingly, it is contemplated that Integrity Capital will assign the current management agreement between Integrity Capital and the Fund to Touchstone Advisers, Inc., an indirect wholly-owned subsidiary of Western and Southern. The assignment of the management agreement will automatically terminate the agreement, and will also terminate the current sub-advisory agreements between the Fund and each of the Sub-Advisers.

The Board of Directors of the Fund will be asked to approve new management and sub-advisory agreements and a distribution agreement for the Fund. These new agreements will be subject to shareholder approval. The new management and sub-advisory agreements are expected to contain the same material terms as the current management and sub-advisory agreements. It is anticipated that the shareholders meeting will occur early in the second quarter of 2000.